RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Long term loans - related party	$ 914,771
Xiaodong Chen [Member]
Related Party Transaction [Line Items]
Long term loans - related party	$ 914,771